Schedule of other income (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Other Income and Expenses [Abstract]
Government grants	$ 19,031	$ 26,000	$ 2,802
Interest income	438	598	226
Miscellaneous income	74,780	102,164	33,046
Gains (loss) on foreign exchange	(19,559)	(26,720)	1,385
Total	$ 74,690	$ 102,042	$ 37,459